Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 13 – SUBSEQUENT EVENTS

Pursuant to FASB ASC 855, management has evaluated all events and transactions that occurred from December 31, 2017 through the date of issuance of these financial statements. During this period, the Company did not have any significant subsequent events, except as disclosed below.

Effective February 1, 2018, our CFO and Secretary, Bill Gregorak resigned his positions and employment with the Company.

On February 9, 2018, Two Rivers entered into a securities purchase agreement, or the SPA, with Powderhorn, LLC, pursuant to which we issued to Powderhorn a 12.5% original issue discount convertible promissory note, or the Note, in the principal amount of $675,000 in exchange for $600,000 in cash. Under the SPA, we agreed to file a registration statement to register the sale of up to 8,000,000 shares of common stock by Powderhorn and to use our reasonable best efforts to have the registration statement declared effective by the Securities and Exchange Commission by April 11, 2018. On February 9, 2018, we filed a registration statement on Form S-1 with the Securities and Exchange Commission in accordance with the SPA. On April 2, 2018, Powderhorn agreed that, provided the Company makes a specified amortization payment by the close of business on April 9, 2018, Powderhorn will waive any and all obligations of the Company to have an effective Form S-1 until May 8, 2018. Subject to certain permitted exceptions, if the SEC does not declare the registration statement effective by May 8, 2018 or if we fail to keep the registration statement effective, we will be required to pay liquidated damages to Powderhorn.

As described above under “State of Colorado litigation” in Note 11, the Company, the State of Colorado (Office of the State Engineer and the local Division Engineer), and neighboring water rights holders have been involved in litigation concerning water rights and claims by the State concerning an existing dam in Huerfano County, Colorado, and a demand by the State to breach the dam structure. (Two Rivers Water and Farming Co. vs. Welton Land and Water Co., (Pueblo Water Court)). On April 3, 2018, the Company was notified that the State of Colorado had filed a motion for the issuance of a contempt of court citation based upon the Company’s failure to comply with a consent decree to bring the Cucharas #5 reservoir down to silt level by March 31, 2018. The Company was unable to fully comply with the consent decree due to lack of capital. The Company intends to defend against the sanctions sought in the contempt motion, based in part upon those sanctions being unnecessary and unduly punitive. A hearing has been set for the contempt proceedings on May 10, 2018. The State is requesting the Company to pay $100,000 as a penalty for violating the stipulation agreement. The Company’s engineering firm estimate the cost to breach the dam structure to be between $1.8 to $2.2 million.